Share-Based Compensation - Estimate Fair Value of Stock Option Awards with Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividends	2.10%	2.60%	2.70%
Expected volatility	35.80%	34.80%	40.10%
Risk-free interest rate	2.30%	1.70%	0.80%
Expected term (in years)	7 years 6 months	8 years 7 months 6 days	5 years
Weighted-average grant-date fair value	$ 21.26	$ 15.37	$ 14.50